Investment in Securities (Summary of Investment in Securities) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019	Mar. 31, 2018
Schedule of Investments [Line Items]
Trading securities	[1]		¥ 422,053
Equity securities	[2]	¥ 549,047
Investment Funds Elected for Fair Value Option
Schedule of Investments [Line Items]
Equity securities		5,811
Variable Annuity and Variable Life Insurance Contracts
Schedule of Investments [Line Items]
Trading securities			¥ 403,797
Equity securities		324,220
Investment Funds Accounted for under Equity Method
Schedule of Investments [Line Items]
Equity securities		¥ 75,923

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in trading securities was ¥403,797 million as of March 31, 2018.
[2]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities was ¥324,220 million as of March 31, 2019. The amount of investment funds that are accounted for under the equity method included in equity securities was ¥75,923 million as of March 31, 2019. The amount of investment funds elected for the fair value option included in equity securities was ¥5,811 million as of March 31, 2019.